Disposal group held for sale (Details) - ZAR (R) R in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disposal groups held for sale
Assets	R 397,516	R 479,162	R 486,345
Disposal groups held-for-sale
Disposal groups held for sale
Assets	16,695	84,268
Liabilities	(4,577)	(5,531)
US Chemicals assets | Base and Performance Chemicals
Disposal groups held for sale
Assets		71,001
Liabilities		(2,425)
Secunda Synfuels Operations Air Separation Units | Energy, Base and Performance Chemicals
Disposal groups held for sale
Assets	5,889	5,675
Liabilities	(18)	(38)
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO) | Energy
Disposal groups held for sale
Assets	5,999	5,951
Liabilities	(2,136)	(2,604)
Investment in Central Termica De Ressane Garcia S.A. (CTRG) | Energy
Disposal groups held for sale
Assets	3,099
Liabilities	(1,256)
Interests in Etame Marin block and Block DE-8 offshore Gabon | Exploration and Production International
Disposal groups held for sale
Assets	1,148
Liabilities	(834)
Other
Disposal groups held for sale
Assets	560	1,641
Liabilities	R (333)	R (464)